March 2, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”)
File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the forms of Prospectuses and Statements of Additional Information dated March 1, 2017 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 183 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on February 24, 2017 (Accession #0001193125-17-056244).

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation